iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .2%
iShares MSCI EAFE Small-Cap ETF
(b)
........... 2,499,122 $ 208,901,608
a
Total Long-Term Investments — 100.2%
(Cost: $ 161,021,760 ) ................................ 208,901,608
a
Short-Term Securities
Money Market Funds  —  24 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(a) (c) (d)
...................... 50,037,978 50,052,989
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(a) (c)
............................ 91,914 91,914
a
Total Short-Term Securities — 24.1%
(Cost: $ 50,144,903 ) ................................. 50,144,903
Total Investments — 124.3%
(Cost: $ 211,166,663 ) ................................ 259,046,511
Liabilities in Excess of Other Assets — ( 24 .3 ) % .............. (50,627,278)
Net Assets — 100.0% ................................. $ 208,419,233
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 50,052,989
(a)
$ —  $ —  $ —  $ 50,052,989  50,037,978  $ 20,234
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 90,000  1,914
(a)
—  —  —  91,914  91,914  4,726  —
iShares MSCI EAFE
Small-Cap ETF .. 162,258,355  46,335,494  (25,370,400) 2,731,951  22,946,208  208,901,608  2,499,122  3,330,665  —
$ —  $ 2,731,951  $ 22,946,208
$ 259,046,511
$ 3,355,625  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 24,000 USD 16,627 Bank of America N.A. 05/04/26 $ 652
AUD 29,969,000 USD 21,470,391 BNP Paribas SA 05/04/26 105,796
AUD 2,473,000 USD 1,693,294 JPMorgan Chase Bank N.A. 05/04/26 87,143
CHF 7,306,000 USD 9,297,301 Barclays Bank PLC 05/04/26 53,182
CHF 6,000 USD 7,583 JPMorgan Chase Bank N.A. 05/04/26 96
DKK 24,076,000 USD 3,770,116 Citibank N.A. 05/04/26 11,167
DKK 20,000 USD 3,107 Deutsche Bank Securities Inc. 05/04/26 34
DKK 1,540,000 USD 237,830 JPMorgan Chase Bank N.A. 05/04/26 4,037

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
2
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 29,323,000 USD 34,325,504 Barclays Bank PLC 05/04/26 $ 89,426
EUR 24,000 USD 27,853 Deutsche Bank Securities Inc. 05/04/26 315
EUR 2,987,000 USD 3,446,902 JPMorgan Chase Bank N.A. 05/04/26 58,790
HKD 27,113,000 USD 3,461,055 JPMorgan Chase Bank N.A. 05/04/26 547
ILS 22,000 USD 7,040 Bank of America N.A. 05/04/26 423
ILS 2,135,000 USD 677,011 Barclays Bank PLC 05/04/26 47,270
ILS 26,353,000 USD 8,913,580 Citibank N.A. 05/04/26 26,459
ILS 227,000 USD 72,344 Morgan Stanley & Co. International PLC 05/04/26 4,664
NOK 46,353,000 USD 4,978,225 Deutsche Bank Securities Inc. 05/04/26 24,959
NOK 8,000 USD 859 JPMorgan Chase Bank N.A. 05/04/26 5
NOK 579,000 USD 59,444 Morgan Stanley & Co. International PLC 05/04/26 3,051
NZD 5,000 USD 2,876 Bank of America N.A. 05/04/26 78
NZD 1,287,000 USD 755,855 Barclays Bank PLC 05/04/26 4,440
NZD 1,000 USD 576 BNP Paribas SA 05/04/26 14
NZD 97,000 USD 55,394 JPMorgan Chase Bank N.A. 05/04/26 1,908
SEK 85,570,000 USD 9,226,115 Citibank N.A. 05/04/26 41,980
SEK 71,000 USD 7,557 Deutsche Bank Securities Inc. 05/04/26 133
SEK 5,715,000 USD 600,921 JPMorgan Chase Bank N.A. 05/04/26 18,071
SGD 4,000 USD 3,124 Bank of America N.A. 05/04/26 19
SGD 125,000 USD 97,110 Societe Generale 05/04/26 1,099
SGD 5,363,000 USD 4,203,535 State Street Bank & Trust Company 05/04/26 10,010
USD 88,498 CHF 69,000 Morgan Stanley & Co. International PLC 05/04/26 189
USD 37,917 DKK 240,000 Bank of America N.A. 05/04/26 223
USD 345,854 EUR 293,000 Barclays Bank PLC 05/04/26 1,975
USD 34,623 HKD 271,000 Barclays Bank PLC 05/04/26 24
USD 17,497 HKD 137,000 Deutsche Bank Securities Inc. 05/04/26 6
USD 3,565,650 HKD 27,903,000 Morgan Stanley & Co. International PLC 05/04/26 3,186
USD 93,060 SEK 854,000 Deutsche Bank Securities Inc. 05/04/26 563
USD 42,523 SGD 54,000 Bank of America N.A. 05/04/26 97
GBP 17,738,000 USD 23,964,038 Bank of New York 05/07/26 172,894
GBP 17,000 USD 22,701 JPMorgan Chase Bank N.A. 05/07/26 431
GBP 1,759,000 USD 2,319,510 Societe Generale 05/07/26 74,044
JPY 11,397,757,000 USD 72,685,141 Barclays Bank PLC 05/07/26 118,391
JPY 177,818,000 USD 1,123,341 BNP Paribas SA 05/07/26 12,477
JPY 11,174,000 USD 70,570 Morgan Stanley & Co. International PLC 05/07/26 805
JPY 682,661,000 USD 4,303,881 State Street Bank & Trust Company 05/07/26 56,638
AUD 363,000 USD 260,960 BNP Paribas SA 06/02/26 248
CHF 140,000 USD 179,624 Morgan Stanley & Co. International PLC 06/02/26 96
DKK 537,000 USD 84,426 State Street Bank & Trust Company 06/02/26 50
EUR 467,000 USD 548,534 JPMorgan Chase Bank N.A. 06/02/26 282
GBP 469,000 USD 637,401 Barclays Bank PLC 06/02/26 773
HKD 62,000 USD 7,923 State Street Bank & Trust Company 06/02/26 1
ILS 89,000 USD 30,185 Citibank N.A. 06/02/26 10
NOK 437,000 USD 47,098 Morgan Stanley & Co. International PLC 06/02/26 57
NZD 31,000 USD 18,294 Morgan Stanley & Co. International PLC 06/02/26 37
SGD 78,000 USD 61,383 BNP Paribas SA 06/02/26 21
1,039,286
CHF 1,000 USD 1,286 Morgan Stanley & Co. International PLC 05/04/26 (6)
DKK 4,000 USD 631 Deutsche Bank Securities Inc. 05/04/26 (3)
EUR 5,000 USD 5,896 Bank of America N.A. 05/04/26 (28)
HKD 5,000 USD 639 Deutsche Bank Securities Inc. 05/04/26 —
HKD 1,193,000 USD 152,434 JPMorgan Chase Bank N.A. 05/04/26 (120)
SEK 16,000 USD 1,755 Morgan Stanley & Co. International PLC 05/04/26 (22)
SGD 1,000 USD 788 Morgan Stanley & Co. International PLC 05/04/26 (2)
USD 85,529 AUD 120,000 Bank of America N.A. 05/04/26 (865)

iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 213,059 AUD 299,000 Bank of New York 05/04/26 $ (2,206)
USD 202,786 AUD 294,000 JPMorgan Chase Bank N.A. 05/04/26 (8,879)
USD 21,744,848 AUD 31,753,000 State Street Bank & Trust Company 05/04/26 (1,115,730)
USD 35,628 CHF 28,000 BNP Paribas SA 05/04/26 (207)
USD 150,584 CHF 120,000 JPMorgan Chase Bank N.A. 05/04/26 (2,996)
USD 8,904,762 CHF 7,096,000 UBS AG 05/04/26 (176,956)
USD 3,809,195 DKK 24,736,000 JPMorgan Chase Bank N.A. 05/04/26 (75,745)
USD 103,008 DKK 664,000 Morgan Stanley & Co. International PLC 05/04/26 (1,277)
USD 652,678 EUR 564,000 JPMorgan Chase Bank N.A. 05/04/26 (9,260)
USD 136,735 EUR 117,000 Morgan Stanley & Co. International PLC 05/04/26 (582)
USD 36,121,659 EUR 31,365,000 Societe Generale 05/04/26 (689,863)
USD 87,191 ILS 263,000 Bank of America N.A. 05/04/26 (2,030)
USD 8,979,342 ILS 28,369,000 Barclays Bank PLC 05/04/26 (644,609)
USD 34,941 ILS 105,000 UBS AG 05/04/26 (680)
USD 49,034 NOK 463,000 Bank of New York 05/04/26 (941)
USD 4,595,895 NOK 44,851,000 JPMorgan Chase Bank N.A. 05/04/26 (245,168)
USD 148,852 NOK 1,441,000 Morgan Stanley & Co. International PLC 05/04/26 (6,685)
USD 19,793 NOK 185,000 Societe Generale 05/04/26 (175)
USD 783,706 NZD 1,372,000 Bank of America N.A. 05/04/26 (26,804)
USD 2,927 NZD 5,000 Barclays Bank PLC 05/04/26 (27)
USD 7,678 NZD 13,000 Morgan Stanley & Co. International PLC 05/04/26 (2)
USD 36,947 SEK 342,000 Bank of America N.A. 05/04/26 (95)
USD 255,076 SEK 2,411,000 Morgan Stanley & Co. International PLC 05/04/26 (6,059)
USD 9,192,661 SEK 87,765,000 Societe Generale 05/04/26 (313,174)
USD 81,918 SGD 105,000 Bank of America N.A. 05/04/26 (577)
USD 4,141,028 SGD 5,334,000 Deutsche Bank Securities Inc. 05/04/26 (49,733)
USD 95,589 GBP 71,000 Bank of America N.A. 05/07/26 (1,024)
USD 25,098,775 GBP 18,969,000 Barclays Bank PLC 05/07/26 (713,236)
USD 633,230 GBP 474,000 BNP Paribas SA 05/07/26 (11,764)
USD 285,097 JPY 45,500,000 Bank of America N.A. 05/07/26 (5,536)
USD 76,320,283 JPY 12,110,140,000 Barclays Bank PLC 05/07/26 (1,033,618)
USD 717,433 JPY 113,770,000 JPMorgan Chase Bank N.A. 05/07/26 (9,277)
JPY 166,830,000 USD 1,068,962 Morgan Stanley & Co. International PLC 06/02/26 (989)
SEK 1,813,000 USD 196,726 Morgan Stanley & Co. International PLC 06/02/26 (68)
USD 22,353,088 AUD 31,213,000 BNP Paribas SA 06/02/26 (107,135)
USD 8,888,071 CHF 6,956,000 Barclays Bank PLC 06/02/26 (41,461)
USD 283,447 CHF 221,000 Morgan Stanley & Co. International PLC 06/02/26 (254)
USD 3,776,457 DKK 24,076,000 Citibank N.A. 06/02/26 (10,990)
USD 96,235 DKK 612,000 Morgan Stanley & Co. International PLC 06/02/26 (40)
USD 34,372,127 EUR 29,323,000 Barclays Bank PLC 06/02/26 (88,100)
USD 2,335,086 EUR 1,988,000 Morgan Stanley & Co. International PLC 06/02/26 (1,201)
USD 23,963,506 GBP 17,738,000 Bank of New York 06/02/26 (172,791)
USD 1,186,247 GBP 873,000 State Street Bank & Trust Company 06/02/26 (1,654)
USD 3,657,216 HKD 28,617,000 JPMorgan Chase Bank N.A. 06/02/26 (449)
USD 8,914,129 ILS 26,353,000 Citibank N.A. 06/02/26 (26,531)
USD 842,804 ILS 2,488,000 JPMorgan Chase Bank N.A. 06/02/26 (1,288)
USD 76,610,837 JPY 11,986,556,000 Barclays Bank PLC 06/02/26 (121,856)
USD 5,214,146 NOK 48,561,000 Deutsche Bank Securities Inc. 06/02/26 (25,910)
USD 756,606 NZD 1,287,000 Barclays Bank PLC 06/02/26 (4,438)
USD 9,240,389 SEK 85,570,000 Citibank N.A. 06/02/26 (41,503)
USD 643,957 SEK 5,949,000 JPMorgan Chase Bank N.A. 06/02/26 (1,339)
USD 173,085 SGD 220,000 BNP Paribas SA 06/02/26 (105)
USD 4,212,132 SGD 5,363,000 State Street Bank & Trust Company 06/02/26 (9,755)
(5,813,818)
$ (4,774,532)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Currency Hedged MSCI EAFE Small-Cap ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 208,901,608  $ —  $ —  $ 208,901,608
Short-Term Securities
Money Market Funds ...................................... 50,144,903  —  —  50,144,903
$ 259,046,511  $ —  $ —  $ 259,046,511
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 1,039,286  $ —  $ 1,039,286
Liabilities
Foreign Currency Exchange Contracts ............................ —  (5,813,818) —  (5,813,818)
$ —  $ (4,774,532) $ —  $ (4,774,532)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar